Financial risk management and derivatives - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure of financial risk management [line items]
Currency swaps deposits maturity period	8 years 6 months
Currency swaps [member]
Disclosure of financial risk management [line items]
Exchange rate Dollars to Euro	1.15		1.15
Gain (loss) relating to exchange movements	$ 15
Gain (loss) relating to other fair value movements	$ (8)
EUR500m 2.125% bonds 2027 [member]
Disclosure of financial risk management [line items]
Swaps held by Group | €			€ 500,000,000
Currency swaps transaction percentage	2.125%		2.125%
Change in value of hedged item used as basis for recognising hedge ineffectiveness	$ 9
Currency risk [member] | Net investment hedges [member] | Forward contract [member]
Disclosure of financial risk management [line items]
Currency swaps borrowings	100,000,000	30,000,000	100,000,000
Swaps held by Group	$ 100	$ 160
Currency risk [member] | Sterling [member] | Cash flow hedges [member] | Currency swaps [member]
Disclosure of financial risk management [line items]
Currency swaps borrowings	436,000,000		436,000,000
Currency risk [member] | Euros [member] | Cash flow hedges [member] | Currency swaps [member]
Disclosure of financial risk management [line items]
Currency swaps borrowings	500,000,000		500,000,000
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of financial risk management [line items]
Description of fixed Interest rate borrowings	Group’s policy requires a minimum of 50% fixed rate debt over the next 12 months
Fixed Interest rate borrowings	100.00%	86.00%	100.00%
Liquidity risk [member]
Disclosure of financial risk management [line items]
Funds held in foreign countries where repatriation is restricted	$ 2	$ 3
Number of financial covenants	Two
Capital risk management [member]
Disclosure of financial risk management [line items]
Amounts managed as capital	445	543